COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2012
COMMON SHARES
Schedule of common shares
	Number of Shares	Amount

	(thousands)	(millions of Canadian dollars)
Outstanding at January 1, 2010	649,426	10,649
Issuance of common shares for cash	26,121	987

Outstanding at December 31, 2010	675,547	11,636
Issuance of common shares for cash	56,325	2,401

Outstanding at December 31, 2011	731,872	14,037
Issuance of common shares for cash	6,509	269

Outstanding at December 31, 2012	738,381	14,306